Share-based Issuances (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Equity [Abstract]
Share-Based Payment Arrangement, Noncash Expense	$ 14,897	$ 76,906
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 158,044
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	42 months